Quarterly Results of Operations (unaudited)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations (unaudited)
Quarterly Results of Operations (unaudited)
The following is a summary of our unaudited quarterly results of operations for 2013 and 2012:

	Quarter
	First	Second	Third		Fourth
	(In thousands, except share and per share data)
2013
Net sales	$608,244	$615,990	$638,518		$679,311
Gross profit	218,543	224,213	226,452		238,209
Income from continuing operations	23,998	31,209	24,293	(2)	19,541	(3)
Net income	23,998	31,209	24,293	(2)	19,541	(3)
Net income attributable to The WhiteWave Foods Company	23,998	31,209	24,293	(2)	19,541	(3)
Earnings per common share(1):
Basic earnings per common share:
Net income per common share	0.14	0.18	0.14		0.11
Net income attributable to The WhiteWave Foods Company per common share	0.14	0.18	0.14		0.11
Diluted earnings per common share:
Net income per common share	0.14	0.18	0.14		0.11
Net income attributable to The WhiteWave Foods Company per common share	0.14	0.18	0.14		0.11
2012
Net sales	$552,028	$554,446	$574,853		$608,111
Gross profit	192,440	195,151	204,638		211,715
Income from continuing operations	31,308	26,383	26,292		28,531
Net income	31,308	26,383	26,292		30,990
Net income attributable to The WhiteWave Foods Company	31,308	26,383	26,292		29,711
Earnings per common share(1):
Basic earnings per common share:
Net income per common share	0.21	0.18	0.18		0.19
Net income attributable to The WhiteWave Foods Company per common share	0.21	0.18	0.18		0.18
Diluted earnings per common share:
Net income per common share	0.21	0.18	0.18		0.19
Net income attributable to The WhiteWave Foods Company per common share	0.21	0.18	0.18		0.18
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(1)
Earnings per common share calculations for each of the quarters were based on the basic and diluted weighted average number of shares outstanding for each quarter. The sum of the quarters may not necessarily be equal to the full year earnings per common share amount.

(2)	Includes a non-cash write-down of assets in the amount of $7.4 million ($4.5 million net of tax) related to the sale of the Idaho dairy farm.

(3)
Includes an additional $3.7 million ($2.3 million net of tax) non-cash write-down of assets and $3.3 million ($2.0 million net of tax) charge related to lease liabilities, severance and related cost for the sale of the Idaho dairy farm, as well as, a write-down of $9.8 million related to the plan to sell the operations of SoFine.